N-4	May 10, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	May 10, 2024
Amendment Flag	false
Rate Sheet Prospectus [Member]
Prospectus:
Fees and Expenses [Text Block]
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	1.86%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.55%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
	Lowest Annual Cost: $550.76	Highest Annual Cost: $4,190.64
	Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000

●          5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.
[3]	As a percentage of the Protected Base (depending on the optional living benefit selected), and average daily Variable Account Value (for an optional death benefit).

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Advisory fees for services provided by your financial professional taken from your Contract Value or other assets and are not reflected in the Annual Fees below. If such fees were reflected, the annual costs of your Contract would be higher.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	0.30%[1]	0.30%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[2]	1.86%[2]
	3. Optional Benefits (for a single optional benefit, if elected)	0.20%[3]	1.55%[3]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
	Lowest Annual Cost: $550.76	Highest Annual Cost: $4,190.64
	Assumes: ● Investment of $100,000	Assumes: ● Investment of $100,000

●          5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.
[3]	As a percentage of the Protected Base (depending on the optional living benefit selected), and average daily Variable Account Value (for an optional death benefit).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.30%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.86%	[2]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.20%	[3]
Optional Benefits Maximum [Percent]	1.55%	[3]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Base (depending on the optional living benefit selected), and average daily Variable Account Value (for an optional death benefit).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $550.76Highest Annual Cost: $4,190.64

Assumes:

●          Investment of $100,000

Assumes:

●          Investment of $100,000

●          5% annual appreciation

●          Least expensive combination of base Contract and Fund fees and expenses

●          No optional benefits

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

●          5% annual appreciation

●          Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●          No sales charges

●          No additional purchase payments, transfers, or withdrawals

●          No loans or loan interest charges

Lowest Annual Cost [Dollars]	$ 550.76
Highest Annual Cost [Dollars]	$ 4,190.64

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	As a percentage of Fund assets.
[3]	As a percentage of the Protected Base (depending on the optional living benefit selected), and average daily Variable Account Value (for an optional death benefit).